Taxes to Recover - Additional Information (Detail) - IRPJ and CSLL [member] - Top of range [member]	12 Months Ended
Dec. 31, 2019
Oxiteno S.A. and Oxiteno Nordeste [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Other Subsidiaries [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	2 years